Segmental analysis - Balance sheet by business (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Loans and advances to customers	£ 75,491	£ 72,614	[1]	£ 91,177
Customer accounts	222,941	215,948	[1]	£ 205,241
MSS
Disclosure of operating segments [line items]
Loans and advances to customers	2,718	2,785
Customer accounts	41,102	45,320
GB
Disclosure of operating segments [line items]
Loans and advances to customers	34,723	37,523
Customer accounts	85,303	79,606
GBM Other
Disclosure of operating segments [line items]
Loans and advances to customers	67	115
Customer accounts	9,434	5,903
CMB
Disclosure of operating segments [line items]
Loans and advances to customers	24,226	25,219
Customer accounts	58,620	55,749
WPB
Disclosure of operating segments [line items]
Loans and advances to customers	13,666	6,826
Customer accounts	28,337	29,211
Corporate Centre
Disclosure of operating segments [line items]
Loans and advances to customers	91	146
Customer accounts	£ 145	£ 159

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.